Fixed Assets (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 59,407	$ 39,762	$ 29,427	$ 114,391